OPERATING LEASE (Tables)	12 Months Ended
Mar. 31, 2021
OPERATING LEASE
Schedule of supplemental consolidated balance sheet information related to leases

	March 31,	March 31,
	2020	2021
	RMB	RMB
Right-of-use assets	34,466	46,829
Operating lease liabilities - current	32,842	11,657
Operating lease liabilities – non-current	1,865	34,365
Total operating lease liabilities	34,707	46,022

Weighted average remaining lease term	1.20	4.33
Weighted average discount rate	5.52%	5.40%

Schedule of supplemental cash flow information related to leases

	For the year	For the three	For the fiscal
	ended	months ended	year ended
	December 31,	March 31,	March 31,
	2019	2020	2021
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities	134,071	8,503	13,599
Right-of-use assets obtained in exchange for operating lease liabilities	87,350	311	46,829

Schedule of maturities of lease liabilities

March 31, 2021
RMB
The remaining months of 2021	6,000
2022	12,000
2023	12,580
2024	13,578
2025	6,999
Total operating lease payments	51,157
Less: imputed interest	(5,135)
Total lease liabilities	46,022